Business Combinations and Disposal Group Held for Sale - Summary of Purchase Price Allocation (Parenthetical) (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 13, 2020	May 23, 2019	Apr. 01, 2019	Mar. 31, 2019
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents acquired	$ 11
HIPUS Co. Ltd.
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents acquired				$ 26
Stater N.V
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents acquired			$ 73
Outbox systems Inc. dba Simplus
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents acquired		$ 1
Wong Doody Holding Company Inc, Fluido Oy, Infosys Compaz Pte Ltd
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents acquired					$ 21